CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
Schedule of Financial Data for Reportable Operating Segments
	Year ended December 31, 2023
	Satellite Networks	Integrated Solutions	Network Infrastructure and Services	Total

Revenues	$168,527	$46,133	$51,430	$266,090

Operating income (loss)	36,156	(6,799)	(1,272)	28,085
Financial income, net				109
Income before taxes on income				28,194
Taxes on income				4,690
Net income				$23,504

Depreciation and amortization	$6,286	$3,124	$3,992	$13,402

	Year ended December 31, 2022
	Satellite Networks	Integrated Solutions	Network Infrastructure and Services	Unallocated	Total

Revenues	$120,381	$61,376	$58,083	$-	$239,840

Operating income (loss)	5,324	759	4,641	(771)	9,953
Financial expenses, net					(2,818)
Income before taxes on income					7,135
Taxes on income					13,063
Net loss					$(5,928)

Depreciation and amortization	$5,009	$3,093	$3,506	$-	$11,608

	Year ended December 31, 2021
	Satellite Networks	Integrated Solutions	Network Infrastructure and Services	Unallocated	Total

Revenues	$115,408	$50,054	$49,508	$-	$214,970

Operating income (loss)	4,137	1,147	(2,452)	(651)	2,181
Financial expenses, net					(1,722)
Income before taxes on income					459
Taxes on income					3,492
Net loss					$(3,033)

Depreciation and amortization	$7,083	$2,649	$1,259	$-	$10,991

Schedule of Revenues by Geographic Area
	Year ended December 31,
	2023	2022	2021

United States	$103,389	$96,954	$72,149
Peru	53,187	58,251	49,511
Israel	4,074	2,570	5,923
Others	105,440	82,065	87,387

	$266,090	$239,840	$214,970

Schedule of Long-Lived Assets by Geographic Area
	December 31,
	2023	2022

Israel	$59,141	$59,054
United States	9,085	10,202
Peru	5,806	6,025
Other	5,388	5,188

	$79,420	$80,469

Schedule of Revenues from Major Customers
	Year ended December 31,
	2023	2022		2021
Customer A – Network Infrastructure and Services	15%	21%		19%
Customer B – Satellite Networks	15%	*	)	*	)
Customer C – Satellite Networks	14%	*	)	*	)

*) Less than 10%